Other financial assets	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Other financial assets

18.	Other financial assets

(in €‘000)	December 31, 2021	December 31, 2020
Pledged bank balances	18,887	16,324
Derivatives	31,095	102
Total	49,982	16,426
Non-current	19,582	16,426
Current	30,400	—
Total	49,982	16,426
Pledged bank balances
During the year ended December 31, 2021, the Group has utilized the maximum amount of available credit facility and pledged additional bank balances to secure the payment of interest and commitment fees to the Group’s external lender for an amount of €2,563 thousand.
All pledged bank balances have an original maturity of three months or more. Therefore, the Group has presented its pledged bank balances as other financial assets in the consolidated statement of financial position, as opposed to cash and cash equivalents.
As at December 31, 2021, pledged bank balances for an amount of €18,887 thousand (December 31, 2020: €16,324 thousand) have an original maturity of twelve months or more and are presented as non-current.
There were no pledged bank balances that have an original maturity between three and twelve months.
As at December 31, 2021, the
non-current
portion relates to bank balances pledged to secure the payment of interest and commitment fees to the Group’s external lender for an amount of €17,257 thousand (December 31, 2020: €14,694 thousand) and bank balances pledged to secure payments to suppliers of the Group for an amount of €430 thousand (December 31, 2020: €430 thousand).
 As at December 31, 2021 and 2020 these pledged bank balances have a maturity of twelve months or more and are presented as non-current.

During the year ended December 31, 2021, the Group received subsidies in advance from the Innovation and Networks Executive Agency (“INEA”), an agency established by the European Commission. The Group pledged bank balances as a security, in the event the Group is required to repay the subsidy. As at December 31, 2021, the Group pledged bank balances in relation to these subsidies for an amount of €1,200 thousand (December 31, 2020: €1,200 thousand).
Derivatives
Purchase option to acquire unlisted software company
On March 26, 2021, the Group entered into two option agreements to acquire 8.50% of the share capital of an unlisted software company (“the Target”) – a service provider for the Group’s EV Cloud platform – and 100% of a third-party company, which holds 42% of the share capital of the Target. The Group paid a total consideration of €1,500 thousand for both options. The purchase price under the options amounts to €30,300 thousand and the options can be exercised up to and until November 30, 2021. The provisions of the shareholder’s agreement of the Target price include drag-along rights. Consequently, the Group is required to acquire the remaining 49.50% of the share capital of the Target upon exercising its option rights, under similar terms and conditions as the original options agreements. The purchase price for 100% of the share capital of the Target amounts to €60,000 thousand.
On September 28, 2021, the Group extended the option agreements under similar terms and conditions as the original option agreements. After the extension, the options can be exercised up to and until February 28, 2022. On February 2, 2022, the Group extended the option agreements. Refer to Note 35 for further details.
The options qualify as derivatives and are accounted at fair value through profit and loss. During the year ended December 31, 2021, the Group recognized a fair value gain of €1,700 thousand in relation to the options. As at December 31, 2021, the fair value of these options amounts to €3,200 thousand (December 31, 2020: € nil). The assumptions and model used for estimating the fair value of the purchase options to acquire the Target are disclosed in Note 29.
Purchase option to acquire
Mega-E
On July 28, 2021, the Group and Meridiam EM — an indirectly wholly-owned subsidiary of Meridiam SAS, the Company’s ultimate parent — entered into a call option agreement to acquire 100% of the share capital of
Mega-E.
Meridiam EM is a related party under common control. The Group paid a consideration of € nil for the option.
The exercise of the call option by the Group is conditional upon satisfaction of the Transaction contemplated under the BCA and the call option can be exercised by the Group at the earliest on January 15, 2022, and within the six-month
period thereafter. The purchase price under the option amounts to
€9,456 thousand.
The option qualifies as derivative and is accounted at fair value through profit and loss. The option was acquired via a transaction with a related party under common control. Therefore, the Group recognized the difference between the fair value of the option at the transaction date of €26,000 thousand and the consideration paid of € nil as a share premium contribution in equity. During the year ended December 31, 2021, the Group subsequently recognized a fair value gain of €1,200 thousand in relation to the option in the consolidated statement of profit or loss, within other income/(expenses). As at December 31, 2021, the fair value of the option amounts to €27,200 thousand (December 31, 2020: € nil). The assumptions and model used for estimating the fair value of the purchase option to acquire
Mega-E
are disclosed in Note 29.
Other derivatives
Included in the Group’s derivatives balance is an interest rate cap for which the Group entered into an agreement in September 2019 with its external lender to hedge its interest rate risk exposure. The Group prepaid a premium for the interest rate cap for an amount of €386

thousand. The derivative is only used for economic hedging purposes and not as a speculative investment. The Group does not apply hedge accounting. Therefore, the Group accounts for the derivative at fair value through profit or loss.
During the year ended December 31, 2021, the Group recognized a fair value gain of €593 thousand (2020: loss of €208 thousand, 2019: loss of €75 thousand) on its interest rate cap. As at December 31, 2021, the fair value of the interest rate cap amounts to €695 thousand (December 31, 2020: €102 thousand).
Fair value changes of the Group’s interest rate cap derivative are recognized in the consolidated statement of profit or loss, within finance costs which are disclosed in Note 11. Fair value changes of the Group’s purchase options derivatives are recognized in the consolidated statement of profit or loss, within other income/(expenses) which are disclosed in Note 6. Refer to Note 29 for information about the methods and assumptions used in determining the fair value of derivatives.